Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stock-Based Compensation - Schedule of Stock Options Valuation Assumptions

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	December 31, 2024	December 31, 2023	December 31, 2022
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	71.29 – 71.60%	69.77 - 70.72%	69.58 - 87.74%
Average remaining expected life of stock options on WIHN Class B Shares (years)	4.30	5.23	4.25
Average remaining expected life of stock options on WIHN Class A Shares (years)	0.40	1.40	2.40

Stock-Based Compensation - Schedule of Non-Vested Share Activity

The following table illustrates the development of the Group’s non-vested options for the years ended December 31, 2024 and 2023.

	Options on WIHN Class B Shares		Options on WIHN Class A Shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2022	1,740	37.50	-	-
Granted	18,418	10.00	-	-
Vested	(19,210)	11.00	-	-
Non-vested forfeited or cancelled	(680)	46.22	-	-
Non-vested options as at December 31, 2023	268	7.50	-	-
Granted	152,090	6.79	-	-
Vested	(152,222)	6.79	-	-
Non-vested forfeited or cancelled	-	-	-	-
Non-vested options as at December 31, 2024	136	7.55	-	-

Stock-Based Compensation - Schedule of Stock-Based Compensation Expense

The following tables summarize the Group’s stock option activity for the years ended December 31, 2024, 2023 and 2022.

Options on WIHN Class B Shares	WIHN Class B Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2022	140,617	3.00	6.10	887,345
Of which vested	138,877	3.00	6.11	878,378
Of which non-vested	1,740	-	-	-
Granted	18,418	2.85	-	-
Exercised or converted	(10,086)	2.50	-	7,867
Forfeited or cancelled	(680)	2.50	-	-
Expired	(230)		-	-
Outstanding as at December 31, 2023	148,039	3.11	5.23	111,306
Of which vested	147,771	3.11	5.23	111,104
Of which non-vested	268	-		-
Granted	152,090	1.35	-	-
Exercised or converted	(23,570)	0.11	-	496,406
Forfeited or cancelled	-	-	-	-
Expired	(300)	-	-	-
Outstanding as at December 31, 2024	276,259	2.40	5.25	5,235,260
Of which vested	276,123	2.40	5.24	5,226,771
Of which non-vested	136	-	-	-

Options on WIHN Class A Shares	WIHN Class A Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2022	392,720	0.25	5.90	248,950
Of which vested	392,720	0.25	5.90	248,950
Granted	-	-	-	-
Outstanding as at December 31, 2023	392,720	0.25	4.90	23,339
Of which vested	392,720	0.25	4.90	23,339
Granted	-	-	-	-
Outstanding as at December 31, 2024	392,720	0.25	3.90	723,175
Of which vested	392,720	0.25	3.90	723,175

Summary of stock-based compensation expenses

Stock-based compensation expenses from continuing operations	12 months ended December 31,
USD’000	2024	2023	2022
In relation to Employee Stock Option Plans (ESOP)	1,034	178	743
In relation to non-ESOP Option Agreements	-	-	1
In relation to SEALSQ Corp’s Option Agreements	148	-	-
Total	1,182	178	744

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses from continuing operations	12 months ended December 31,
USD’000	2024	2023	2022
Research & development expenses	-	-	177
Selling & marketing expenses	-	67	280
General & administrative expenses	1,182	111	287
Total	1,182	178	744

Stock-Based Compensation - Schedule of Stock-Based Compensation Expense

Summary of stock-based compensation expenses

Stock-based compensation expenses from continuing operations	12 months ended December 31,
USD’000	2024	2023	2022
In relation to Employee Stock Option Plans (ESOP)	1,034	178	743
In relation to non-ESOP Option Agreements	-	-	1
In relation to SEALSQ Corp’s Option Agreements	148	-	-
Total	1,182	178	744

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses from continuing operations	12 months ended December 31,
USD’000	2024	2023	2022
Research & development expenses	-	-	177
Selling & marketing expenses	-	67	280
General & administrative expenses	1,182	111	287
Total	1,182	178	744